Subsequent events - Additional Information (Details) - EUR (€) € in Millions		4 Months Ended	12 Months Ended
	Feb. 01, 2024	Apr. 20, 2023	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Cash advances and loans made to related parties			€ 98.0
Loans Receivable
Disclosure of non-adjusting events after reporting period [line items]
Cash advances and loans made to related parties		€ 10.0
Disposal of business | B2B Business | Mahigaming LLC
Disclosure of non-adjusting events after reporting period [line items]
Disposal group, total consideration	€ 12.9
Proceeds from divestiture of businesses	10.0
Consideration deferred	€ 2.9